Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Abstract]
Summary of Allowance Account for Credit Loss Trade Receivables

The movement in impairment loss on trade receivables during the year is as follows:

Trade receivables

	2023	2022
	S$’000	S$’000
Beginning of financial year	5,081	4,953
Allowance made	2,728	3,661
Allowance written back	(2,870)	(2,504)
Allowance written off	(758)	(901)
Currency revaluation adjustment	(61)	(128)
End of financial year	4,120	5,081

Summary of Impairment of Specified Trade Receivables

For specific trade receivables identified by the Group to be credit impaired, the Group recognised a loss allowance equal to lifetime expected credit loss of S$3,742,000 (2022: S$4,573,000) in respect of Group’s receivables, as follows:

Trade receivables

	2023	2022
	S$’000	S$’000
Gross amount	3,742	4,573
Less: Allowance for impairment	(3,742)	(4,573)
	—	—

Summary of Contractual Undiscounted Cash Flows Nonderivative Financial Liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 5 years
	S$’000	S$’000
At 31 December 2023
Trade and other payables	26,637	518
Lease liabilities	4,222	5,575
At 31 December 2022
Trade and other payables	29,737	296
Lease liabilities	4,104	8,668

Summary of Total Capital	Total capital is calculated as total equity plus preference shares and net debt, if any.

	2023	2022
	S$’000	S$’000
Net debt	n/m*	n/m*
Total equity	604,812	634,287
Total capital	604,812	634,287

*not meaningful

Summary of Changes in Level 3 Instruments Liabilities

The following table presents the changes in Level 3 instruments:

Derivative financial liabilities - Series B, D1, E and F conversion option
S$’000
2021
Beginning of financial year	940
Fair value adjustment - profit or loss (Note 8)	124,146
Conversion to ordinary shares	(125,086)
End of financial year	—
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year (a)	—

(a)
The unrealised gains/losses are presented in “Other (losses)/gains - net” in the consolidated statement of comprehensive income.

Summary of Carrying Amount of the Different Categories of Financial Instruments

The carrying amount of the different categories of financial instruments is as disclosed:

	2023	2022	2021
	S$’000	S$’000	S$’000
Financial assets, at amortised cost	317,781	324,856	85,190
Financial liabilities, at FVTPL	649	4,775	—
Financial liabilities, at amortised cost	36,729	42,476	66,098